Accounts receivable, net	12 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
Accounts receivable, net

3 Accounts receivable, net

	As of June, 30
	2024	2023
	US$	US$

Accounts receivable	232,844	196,345
Less: allowance for expected credit loss	(121,778)	(122,030)
Total accounts receivable	111,066	74,315

Movements of allowance for expected credit loss are as follows:

	As of June, 30
	2024	2023
	US$	US$

Allowance for expected credit loss, beginning balance	122,030	14,540
Addition	-	106,450
Exchange difference	(252)	1,040
Total accounts receivable	121,778	122,030

For the years ended June 30, 2024 and 2023, the Company recognized Nil and $106,450 respectively of allowance for bad debts exposure.

3	Accounts receivable, net (continued)

The significant amount of addition allowance for expected credit loss during the financial year ended June 30, 2023 resulted from one of the major customers is in undergoing liquidation. The recoverability is uncertain therefore the receivable amount due from the customer was fully reserved for allowance for expected credit loss.